Income from Investments	12 Months Ended
Jun. 30, 2023
Income from Investments [Abstract]
INCOME FROM INVESTMENTS

6. INCOME FROM INVESTMENTS

Income from investments consist of:

	Years Ended June 30,
	2023	2022
Fair value change on equity investments	$(198,031)	$19,517
Fair value change on bonds	5,977	48,484
Interest income	370,100	152,111
Net income from investments	$178,046	$220,112